SUPPLEMENT DATED AUGUST 24, 2012

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS I AND P SHARES DATED MAY 1, 2012

This supplement revises the Pacific Select Fund Class I and P Shares prospectus dated May 1, 2012 (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information.

Changes to the Portfolio summaries section

Diversified Bond Portfolio, Floating Rate Loan Portfolio, Inflation Managed Portfolio, Inflation Protected Portfolio, Managed Bond Portfolio, Short Duration Bond Portfolio, Emerging Markets Debt Portfolio — The Principal risks subsections are expanded to include the following:

•	Regulatory Impact Risk: Certain financial instruments are subject to extensive government regulation, which may change frequently and impact a portfolio significantly.

Emerging Markets Debt Portfolio — The first sentence of the second paragraph of the Principal investment strategies subsection on page 28 is replaced with the following:

The portfolio may invest up to 25% of its net assets in issuers that are economically tied to any one emerging market country.

In addition, the first sentence of the fifth paragraph in the same subsection is replaced with the following:

The manager may use forwards (such as deliverable and non-deliverable currency forwards), swaps (including but not limited to total return, credit default, interest rate and currency swaps) and futures contracts.

Further, the following is added to the table in the Portfolio management subsection on page 30:

Robin Forrest, Senior Portfolio Manager and Member of the Investment Committee	Since 2012

Small-Cap Equity Portfolio — The Annual fund operating expenses table and the table relating to your expenses in the Fees and expenses subsection on page 64 is replaced with the following:

Annual fund operating expenses1 (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class P
Management fee	0.75	0.75
Service fee	0.20	0.00
Other expenses	0.05	0.05
Total annual operating expenses	1.00	0.80
Less fee waiver[2]	(0.10)	(0.10)
Total annual operating expenses after fee waiver	0.90	0.70

[1]	The expense information has been restated to reflect current fees.

[2]

The investment adviser has contractually agreed to waive its management fee through April 30, 2014. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon ninety days’ prior written notice by the Fund, or (iii) if the sub-advisory agreement with Franklin or BlackRock is terminated.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period

	Class I	Class P
1 year	$92	$72
3 years	$298	$235
5 years	$533	$424
10 years	$1,206	$971

The second through fifth sentences in the first paragraph of the Principal investment strategies section on page 64 is replaced with the following:

PLFA is the portfolio’s investment adviser and, subject to the approval of the Fund’s board of trustees, selects the portfolio’s managers and monitors their performance on an ongoing basis. PLFA has selected the portfolio’s current managers because of their different approaches to investing in securities of companies with small market capitalizations. Each manager has its own investment style and acts independently of the other. Franklin is an active manager; BlackRock is an index manager and seeks to track the performance of the portfolio’s benchmark index. PLFA allocates the portfolio’s assets between Franklin and BlackRock and may change the allocation or rebalance at any time.

Information regarding Y. Dogan Sahin in the table in the Portfolio management subsection on page 66 for Franklin Advisory Services, LLC is replaced with the following:

Steven B. Raineri, Portfolio Manager	Since 2012

Health Sciences Portfolio — Regulatory Impact Risk in the Principal risks subsection on page 74 is renamed Government Regulation Risk.

Technology Portfolio — Regulatory Impact Risk in the Principal risks subsection on page 80 is renamed Government Regulation Risk.

Information regarding Sangeeth Peruri in the table in the Portfolio management subsection on page 81 is replaced with the following:

Ajay Diwan, Technology Team Member	Since 2012

International Value Portfolio — The following is added as the second to last paragraph in the Principal investment strategies subsection on page 90:

The manager may use currency forwards to gain or increase exposure to various currency markets, including for the purpose of managing the portfolio’s currency exposures relative to its benchmark’s currency exposures.

The Principal risks subsection beginning on page 90 is expanded to include the following:

•

Derivatives Risk: Derivatives can be complex instruments, which may experience sudden and unpredictable changes in price or liquidity and may be difficult to value, sell or unwind. The value of derivatives is based on the value of other securities or indexes. They can also create investment exposure that is greater than their cost may suggest (known as leverage risk). Derivative transactions may also involve a counterparty. Such transactions are subject to the credit risk and/or the ability of the counterparty to perform in accordance with the terms of the transaction.

•

Forward Commitments Risk: Securities or currencies whose terms are defined on a date in the future or transactions that are scheduled to settle on a date in the future (beyond usual and customary settlement), called forward commitments, as well as when-issued securities, are subject to risk of default or bankruptcy of the counterparty. In forward commitment or when-issued transactions, if the counterparty fails to consummate the transaction, the portfolio may miss the opportunity of obtaining a price or yield considered to be advantageous.

•

Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the portfolio to lose more than the principal amount invested. Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

•	Regulatory Impact Risk: Certain financial instruments are subject to extensive government regulation, which may change frequently and impact a portfolio significantly.

Portfolio Optimization Conservative Portfolio, Portfolio Optimization Moderate-Conservative Portfolio, Portfolio Optimization Moderate Portfolio, Portfolio Optimization Growth Portfolio — The Principal risks from holdings in Underlying Portfolios subsections beginning on page 108 are expanded to include the following:

•	Regulatory Impact Risk: Certain financial instruments are subject to extensive government regulation, which may change frequently and impact a portfolio significantly.

Changes to the Additional information about investments, strategies and risks section

Diversified Bond Portfolio, Floating Rate Loan Portfolio, Inflation Managed Portfolio, Inflation Protected Portfolio, Managed Bond Portfolio, Short Duration Bond Portfolio, Emerging Markets Debt Portfolio, International Value Portfolio — The Principal Risks subsections are expanded to include the following:

•	Regulatory Impact Risk

Floating Rate Loan Portfolio —The Other (Non-Principal) Risks subsection on page 146 is deleted.

Emerging Markets Debt Portfolio — The first sentence of the second paragraph in the Investments and strategies subsection beginning on page 151 is replaced with the following:

The portfolio may invest up to 25% of its net assets in issuers that are economically tied to any one emerging market country.

The following is added as the third paragraph in the same subsection:

An issuer of a security may be deemed to be economically tied to a particular country if it meets one or more of the following criteria: (i) the issuer or guarantor of the security is organized under the laws of, or maintains its principal place of business in, such country; (ii) the currency of settlement of the security is the currency of such country; (iii) the principal trading market for the security is in such country; (iv) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in such country or has at least 50% of its assets in that country; or (v) the issuer is included in an index that is representative of that country. In the event that an issuer may be considered to be economically tied to more than one country based on these criteria (for example, where the issuer is organized under the laws of one country but derives at least 50% of its revenues or profits from goods produced or sold in another country), the manager may classify the issuer as being economically tied to any country that meets the above criteria in its discretion based on an assessment of the relevant facts and circumstances.

In addition, the first sentence of the fifth paragraph in the same subsection is replaced with the following:

The manager may use forwards (such as deliverable and non-deliverable currency forwards), swaps (including but not limited to total return, credit default, interest rate and currency swaps) and futures contracts.

Small-Cap Equity Portfolio — The second through fifth sentences of the first paragraph in the Investments and strategies subsection beginning on page 162 is replaced with the following:

PLFA is the portfolio’s investment adviser and, subject to the approval of the Board, selects the portfolio’s managers and monitors their performance on an ongoing basis. PLFA has selected the portfolio’s current managers because of their different approaches to investing in securities of companies with small market capitalizations. Each manager has its own investment style and acts independently of the other. Franklin is an active manager; BlackRock is an index manager and seeks to track the performance of the portfolio’s benchmark index. PLFA allocates the portfolio’s assets between Franklin and BlackRock and may change the allocation or rebalance at any time. PLFA allocates assets to the managers to increase diversification among securities and investment styles, in seeking to increase the potential for investment return while managing risk and volatility.

Health Sciences Portfolio and Technology Portfolio — Regulatory Impact Risk in the Principal Risks subsections is renamed Government Regulation Risk.

International Value Portfolio — The following is added as the last paragraph in the Investments and strategies subsection on page 170:

In addition to employing fundamental research to identify portfolio securities, the manager manages the portfolio’s currency exposures. The manager may use currency forwards to gain or increase exposure to various currency markets, including for the purpose of managing the fund’s currency exposures relative to its benchmark’s currency exposures.

The following references in the Other (Non-Principal) Risks subsection on page 170 are moved into the Principal Risks subsection:

•	Derivatives Risk
•	Forward Commitments Risk
•	Leverage Risk

The sentences that follow the Principal Risks subsection are deleted and replaced with the following:

In addition to the principal investments and strategies noted above, the portfolio may also invest as follows:

The manager may also invest up to 10% of its assets in emerging market countries and use foreign currency futures to gain or increase exposure to various currency markets, including for the purpose of managing the portfolio’s currency exposures relative to its benchmark’s currency exposures, and to hedge against currency fluctuations.

Portfolio Optimization Portfolios — The following reference in the Principal Risks subsections on pages 175 and 176 is deleted:

•	Redemption Risk

Regulatory Impact Risk is renamed Government Regulation Risk in the Other (Non-Principal) Risks subsections for the Portfolio Optimization Conservative Portfolio, Portfolio Optimization Moderate-Conservative Portfolio and Portfolio Optimization Moderate Portfolio. In addition, the following is added to the respective Principal Risks subsections for the Portfolio Optimization Conservative Portfolio, Portfolio Optimization Moderate-Conservative Portfolio, Portfolio Optimization Moderate Portfolio and Portfolio Optimization Growth Portfolio:

•	Regulatory Impact Risk

Regulatory Impact Risk in the Additional Risk Information subsection on page 192 is renamed Government Regulation Risk.

The following is added to the Additional Risk Information subsection:

•	Regulatory Impact Risk: Certain financial instruments are subject to extensive government regulation, which may change frequently and impact a portfolio significantly.

Changes to the Additional information about fees and expenses section

The following is added after the information for the Large-Cap Growth Portfolio on page 194:

Small-Cap Equity Portfolio: PLFA has agreed to waive 0.10% of its management fee through April 30, 2014 as long as Franklin and BlackRock remain managers of the portfolio. There is no guarantee that PLFA will continue such waiver after that date.

Changes to the About the managers section

The following is added to the Ashmore Investment Management Limited table on page 206:

Robin Forrest

Senior portfolio manager of Ashmore since 2006 and a member of its investment committee since 2012. Mr. Forrest has over 19 years of investment experience including capital markets, origination, structuring, execution, syndication, risk management, and credit within loan and high yield markets as well as emerging markets. He has a BA from Oxford University.

Information regarding Sangeeth Peruri in the Columbia Management Investment Advisers, LLC table on page 209 is replaced with the following:

Ajay Diwan

Technology team member since 2001 and portfolio manager since 2006 at CMIA, responsible for communications (networking, wireless and wireline equipment), technology services, and hardware sectors. Prior to RiverSource’s acquisition of Seligman in 2008, Mr. Diwan was a managing director of Seligman, which he joined in 2001. He has over 20 years of investment experience. Mr. Diwan has a BS from Case Western Reserve University and an MBA from Columbia University.

Information regarding Y. Dogan Sahin in the Franklin Advisory Services, LLC table on page 211 is replaced with the following:

Steven B. Raineri

Portfolio manager of Franklin since 2007 and research analyst of Franklin since 2005. Mr. Raineri has joint authority over all aspects of the portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. He has over 15 years of investment experience. He has a BBA from Bernard Baruch College and an MBA from Fordham University.

SUPPLEMENT DATED AUGUST 24, 2012

TO THE PACIFIC SELECT FUND

STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2012

This supplement revises the Pacific Select Fund Statement of Additional Information dated May 1, 2012 (“SAI”), and must be preceded or accompanied by the SAI. All changes within this supplement are currently in effect. Remember to review the SAI for other important information.

SECURITIES AND INVESTMENT TECHNIQUES

In the Swap Agreements and Options on Swap Agreements section, the sixth sentence in the Risks of Swap Agreements sub-section on page 56 of the SAI is replaced with the following:

A Portfolio will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be rated investment grade or better).

ORGANIZATION AND MANAGEMENT OF THE FUND

The following is added to the Investment Advisory Fee Schedules table beginning on page 70 of the SAI as a footnote to the Small-Cap Equity Portfolio:

PLFA voluntarily agreed to waive 0.10% of its advisory fee through April 30, 2014 as long as Franklin Advisory Services, LLC and BlackRock Investment Management, LLC remain the Managers of the Portfolio. There is no guarantee that PLFA will continue such waiver after that date.

INFORMATION ABOUT THE PORTFOLIO MANAGERS

In the Other Accounts Managed section under the Asset Based Fees table beginning on page 99 of the SAI, information regarding Robin Forrest with respect to the Emerging Markets Debt Portfolio is added, information regarding Y. Dogan Sahin with respect to the Small-Cap Equity Portfolio is replaced with information regarding Steven B. Raineri, and information regarding Sangeeth Peruri with respect to the Technology Portfolio is replaced with information regarding Ajay Diwan as follows:

	ASSET BASED FEES AS OF 6/30/12
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio and Portfolio Managers	Number of Accounts	Total Assets In the Accounts	Number of Accounts	Total Assets In the Accounts	Number of Accounts	Total Assets In the Accounts
Emerging Markets Debt
Robin Forrest	10	$1,283,119,218	47	$22,082,070,458	35	$32,128,010,678
Small-Cap Equity
Steven B. Raineri	3	$2,912,203,664	None	N/A	None	N/A
Technology
Ajay Diwan	3	$806,950,082	None	N/A	5	$652,709

In addition, in the Performance Based Fees table beginning on page 104 of the SAI, information regarding Robin Forrest with respect to the Emerging Markets Debt Portfolio is added as follows:

	PERFORMANCE BASED FEES AS OF 6/30/12
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio and Portfolio Managers	Number of Accounts	Total Assets In the Accounts	Number of Accounts	Total Assets In the Accounts	Number of Accounts	Total Assets In the Accounts
Emerging Markets Debt
Robin Forrest	None	N/A	15	$12,324,811,441	2	$279,068,052

Form No. 15-41068-00

                 PSFSAI812